Accumulated other comprehensive income - Equity Adjustments - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accumulated foreign currency translation differences	$ 0	$ (6,254)
Accumulated other comprehensive income	$ (5,633)	$ (6,254)